UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2861

Fidelity Money Market Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders

Fidelity
Money Market Trust
Retirement Government
Money Market Portfolio

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year, and performance information.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

Annual Report

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

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Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.27%	$ 1,000.00	$ 1,000.10	$ 1.36**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.84	$ 1.38**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Retirement Government Money Market Portfolio would have been 0.42% and the expenses paid in the actual and hypothetical examples above would have been $2.12 and $2.14, respectively.

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Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/10	% of fund's investments 2/28/10	% of fund's investments 8/31/09
0 - 30	74.3	65.0	59.0
31 - 90	19.6	19.1	17.7
91 - 180	2.1	11.2	7.8
181 - 397	4.0	4.7	15.5
Weighted Average Maturity
	8/31/10	2/28/10	8/31/09
Retirement Government Money Market Portfolio	30 Days	42 Days	69 Days
All Taxable Money Market Funds Average*	43 Days	48 Days	52 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	8/31/10	2/28/10	8/31/09
Retirement Government Money Market Portfolio	95 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
Federal Agency Issues 35.3%	Federal Agency Issues 29.9%
U.S. Treasury Obligations 2.1%	U.S. Treasury Obligations 15.8%
Other Government Related† 7.8%	Other Government Related 0.0%
Repurchase Agreements 54.6%	Repurchase Agreements 54.2%
Net Other Assets 0.2%	Net Other Assets 0.1%

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

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Current and Historical Seven-Day Yields
	8/31/10	6/1/10	3/2/10	12/1/09	9/1/09
Retirement Government Money Market Portfolio	0.01%	0.01%	0.01%	0.01%	0.04%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund. A portion of the fund's expenses were reimbursed and/or waived. Absent such reimbursements and/or waivers the Fund would have had a net investment loss for certain of the periods presented and the performance shown would have been lower.

* Source: iMoneyNet, Inc.

**Information not available

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Investments August 31, 2010

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 7.8%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 7.8%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank) (b)
9/16/10 to 10/6/10	0.37 to 0.40%	$ 373,000	$ 372,932
Federal Agencies - 35.3%

Fannie Mae - 0.8%
3/23/11	0.27	40,089	40,419
Federal Home Loan Bank - 31.1%
9/1/10 to 6/1/11	0.18 to 0.60 (c)	1,491,850	1,491,421
Freddie Mac - 3.4%
10/27/10 to 4/18/11	0.27 to 0.32	163,000	165,072
TOTAL FEDERAL AGENCIES			1,696,912
U.S. Treasury Obligations - 2.1%

U.S. Treasury Bills - 2.1%
9/23/10 to 1/27/11	0.20 to 0.41	100,000	99,946
Repurchase Agreements - 54.6%
	Maturity Amount (000s)
In a joint trading account at 0.26% dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) #	$ 2,045,233	2,045,218
With:
BNP Paribas Securities Corp. at 0.25%, dated 7/7/10 due 10/5/10 (Collateralized by U.S. Government Obligations valued at $26,790,415, 0.72% - 6%, 6/15/13 - 9/25/40)	26,016	26,000
Deutsche Bank Securities, Inc. at 0.24%, dated:
7/28/10 due 10/26/10 (Collateralized by U.S. Government Obligations valued at $112,226,180, 2.67% - 7%, 7/1/19 - 8/1/40)	110,066	110,000
8/17/10 due 11/15/10 (Collateralized by U.S. Government Obligations valued at $40,804,080, 4.5% - 7%, 7/1/33 - 5/1/40)	40,024	40,000
ING Financial Markets LLC at:
0.24%, dated:
7/14/10 due 10/12/10 (Collateralized by U.S. Government Obligations valued at $106,125,234, 0.5% - 1.26%, 11/25/21 - 7/25/48)	103,062	103,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.24%, dated:
7/26/10 due 10/25/10 (Collateralized by U.S. Government Obligations valued at $112,227,956, 1.49% - 6.02%, 7/1/14 - 6/1/42)	$ 110,067	$ 110,000
8/17/10 due 11/15/10 (Collateralized by U.S. Government Obligations valued at $21,423,493, 2.82%, 7/1/35)	21,013	21,000
0.25%, dated:
7/9/10 due 10/7/10 (Collateralized by U.S. Government Obligations valued at $109,180,600, 1.91% - 5.42%, 2/1/16 - 7/1/35)	107,067	107,000
8/9/10 due 11/8/10 (Collateralized by U.S. Government Obligations valued at $35,027,788, 0.63% - 0.65%, 3/15/33 - 8/15/33)	34,021	34,000
0.28%, dated:
8/17/10 due 2/7/11 (Collateralized by U.S. Government Obligations valued at $21,632,675, 0.69%, 8/15/36)	21,028	21,000
9/2/10 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $4,080,316, 5.5%, 2/1/35)	4,006	4,000
TOTAL REPURCHASE AGREEMENTS		2,621,218
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,791,008)		4,791,008
NET OTHER ASSETS (LIABILITIES) - 0.2%		10,141
NET ASSETS - 100%		$ 4,801,149
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $372,932,000, or 7.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,045,218,000 due 9/01/10 at 0.26%
BNP Paribas Securities Corp.	$ 269,857
Bank of America NA	611,823
Barclays Capital, Inc.	71,015
Citibank NA	10,925
Citigroup Global Markets, Inc.	87,403
Credit Agricole Securities (USA) Inc.	87,403
Deutsche Bank Securities, Inc.	140,337
Goldman, Sachs & Co.	21,851
HSBC Securities (USA), Inc.	152,955
J.P. Morgan Securities, Inc.	174,806
Morgan Stanley & Co., Inc.	42,102
RBC Capital Markets Corp.	22,943
RBS Securities, Inc.	43,702
Societe Generale, New York Branch	109,254
UBS Securities LLC	83,033
Wells Fargo Securities LLC	115,809
$ 2,045,218
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $2,621,218) - See accompanying schedule: Unaffiliated issuers (cost $4,791,008)		$ 4,791,008
Receivable for fund shares sold		17,855
Interest receivable		2,950
Total assets		4,811,813

Liabilities
Payable for investments purchased	$ 4,000
Payable for fund shares redeemed	5,487
Accrued management fee	1,172
Other affiliated payables	1
Other payables and accrued expenses	4
Total liabilities		10,664

Net Assets		$ 4,801,149
Net Assets consist of:
Paid in capital		$ 4,801,063
Accumulated undistributed net realized gain (loss) on investments		86
Net Assets, for 4,800,680 shares outstanding		$ 4,801,149
Net Asset Value, offering price and redemption price per share ($4,801,149 ÷ 4,800,680 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Interest		$ 14,770

Expenses
Management fee	$ 20,796
Independent trustees' compensation	18
Total expenses before reductions	20,814
Expense reductions	(6,541)	14,273
Net investment income		497
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		75
Net increase in net assets resulting from operations		$ 572

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 497	$ 46,004
Net realized gain (loss)	75	720
Net increase in net assets resulting from operations	572	46,724
Distributions to shareholders from net investment income	(498)	(46,000)
Distributions to shareholders from net realized gain	(704)	-
Total distributions	(1,202)	(46,000)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,249,145	3,124,889
Reinvestment of distributions	1,202	45,988
Cost of shares redeemed	(2,718,806)	(2,917,192)
Net increase (decrease) in net assets and shares resulting from share transactions	(468,459)	253,685
Total increase (decrease) in net assets	(469,089)	254,409

Net Assets
Beginning of period	5,270,238	5,015,829
End of period	$ 4,801,149	$ 5,270,238

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights

Years ended August 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- C	.009	.033	.049	.042
Net realized and unrealized gain loss C	-	-	-	-	-
Total from investment operations	- C	.009	.033	.049	.042
Distributions from net investment income	- C	(.009)	(.033)	(.049)	(.042)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	- C	(.009)	(.033)	(.049)	(.042)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.86%	3.35%	5.06%	4.25%
Ratios to Average Net Assets B
Expenses before reductions	.42%	.44%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.29%	.44%	.42%	.42%	.42%
Expenses net of all reductions	.29%	.44%	.41%	.39%	.40%
Net investment income	.01%	.84%	3.28%	4.95%	4.18%
Supplemental Data
Net assets, end of period (in millions)	$ 4,801	$ 5,270	$ 5,016	$ 4,733	$ 4,826

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Retirement Government Money Market Portfolio (the Fund) is a fund of Fidelity Money Market Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax Cost	$ 4,791,008

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 87

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 1,202	$ 46,000

Annual Report

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $14,883. The weighted average interest rate was 0.03% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver is $6,541.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Government Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Retirement Government Money Market Portfolio (a fund of Fidelity Money Market Trust) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Retirement Government Money Market Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 12, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (46)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 49.24% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $324,225 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

RGM-ANN-1010
1.768777.108

Fidelity
Money Market Trust
Retirement Money Market
Portfolio

Annual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes/ Performance	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year, and performance information.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

Annual Report

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.41%	$ 1,000.00	$ 1,000.10	$ 2.07
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.14	$ 2.09

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 8/31/10	% of fund's investments 2/28/10	% of fund's investments 8/31/09
0 - 30	56.6	50.1	30.8
31 - 90	27.2	28.7	46.7
91 - 180	14.8	13.7	14.0
181 - 397	1.4	7.5	8.5
Weighted Average Maturity
	8/31/10	2/28/10	8/31/09
Retirement Money Market Portfolio	43 Days	63 Days	69 Days
All Taxable Money Market Funds Average*	43 Days	48 Days	52 Days

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. WAM for money market funds can be used as a measure of sensitivity to interest rate changes. Generally, the longer the maturity, the greater the sensitivity. WAM for money market funds is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening devices such as demand features and interest rate resets.

Weighted Average Life
	8/31/10	2/28/10	8/31/09
Retirement Money Market Portfolio	80 Days	n/a**	n/a**

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
Corporate Bonds 0.1%	Corporate Bonds 0.3%
Commercial Paper 17.3%	Commercial Paper 13.6%
Bank CDs, BAs, TDs, and Notes 58.4%	Bank CDs, BAs, TDs, and Notes 56.4%
Government Securities† 12.4%	Government Securities† 16.6%
Repurchase Agreements 15.1%	Repurchase Agreements 13.9%
Net Other Assets*** (3.3)%	Net Other Assets*** (0.8)%

* Source: iMoneyNet, Inc.

** Information not available

*** Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities.

Annual Report

Current and Historical Seven-Day Yields
	8/31/10	6/1/10	3/2/10	12/1/09	9/1/09
Retirement Money Market Portfolio	0.02%	0.01%	0.01%	0.05%	0.32%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund. A portion of the Fund's expenses were reimbursed and/or waived. Absent such reimbursements and/or waivers the Fund would have had a net investment loss for certain of the periods presented and the performance shown would have been lower.

Annual Report

Investments August 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
9/7/10	0.29% (d)	$ 25,000	$ 25,000
Certificates of Deposit - 48.9%

London Branch, Eurodollar, Foreign Banks - 15.6%
Bank of Montreal
9/7/10 to 10/12/10	0.42 to 0.50	80,000	80,000
Commerzbank AG
11/16/10 to 11/29/10	0.46 to 0.50	263,000	263,006
Commonwealth Bank of Australia
9/24/10 to 11/29/10	0.28 to 0.50	145,000	145,001
Credit Agricole SA
9/1/10 to 1/4/11	0.36 to 0.60 (d)	552,000	552,000
Credit Industriel et Commercial
9/1/10 to 12/1/10	0.42 to 0.60	482,000	482,000
Danske Bank AS
9/1/10 to 9/13/10	0.43 to 0.58	174,000	174,000
HSBC Bank PLC
11/22/10 to 12/21/10	0.58 to 0.72	136,000	136,000
HSBC Bank PLC London Branch
9/7/10 to 8/29/11	0.50 to 0.70	52,000	52,000
ING Bank NV
9/1/10 to 11/17/10	0.39 to 0.46	311,000	311,000
Landesbank Hessen-Thuringen
9/15/10 to 10/6/10	0.52 to 0.68	144,000	144,000
National Australia Bank Ltd.
10/19/10 to 12/31/10	0.32 to 0.40	162,000	162,000
Societe Generale
11/19/10	0.35	103,000	103,000
			2,604,007
New York Branch, Yankee Dollar, Foreign Banks - 33.3%
Banco Bilbao Vizcaya Argentaria SA New York Branch
9/7/10 to 9/27/10	0.36 to 0.46 (d)	120,000	120,000
Banco Santander SA
9/7/10	0.43	52,000	52,000
Bank of Montreal
9/17/10 to 9/27/10	0.29 to 0.41 (d)	85,000	85,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank of Nova Scotia
9/7/10 to 11/30/10	0.26 to 0.45% (d)	$ 241,000	$ 241,000
Bank of Tokyo-Mitsubishi
9/22/10 to 2/10/11	0.52 to 0.62	318,000	318,000
Barclays Bank PLC New York Branch
10/18/10	0.48	140,000	140,000
9/8/10	0.45 (d)	79,000	79,000
BNP Paribas New York Branch
9/8/10 to 2/22/11	0.40 to 0.52	804,000	804,000
Canadian Imperial Bank of Commerce New York Branch
9/1/10 to 9/21/10	0.26 to 0.47 (d)	343,000	343,001
Commerzbank AG New York Branch
9/1/10 to 9/21/10	0.41 to 0.49 (d)	162,000	162,000
Credit Agricole CIB
10/8/10 to 12/9/10	0.50 to 0.70	250,000	250,000
Credit Industriel et Commercial
9/9/10	0.60	47,000	47,000
DZ Bank
10/12/10	0.50	105,000	105,000
Intesa Sanpaolo SpA
9/9/10	0.35	76,000	76,000
Natexis Banques Populaires New York Branch
11/1/10	0.45	53,000	53,000
Natixis New York Branch
9/7/10 to 9/30/10	0.43 to 2.04 (d)	484,000	484,000
Nordea Bank Finland PLC
9/7/10 to 1/11/11	0.51 to 0.60	111,000	111,000
Rabobank Nederland
9/7/10 to 9/30/10	0.26 to 0.50 (d)	424,000	424,000
Rabobank Nederland New York Branch
9/3/10 to 9/27/10	0.26 to 0.31 (d)	268,000	268,000
Royal Bank of Canada
10/1/10	0.85 (d)	110,000	110,000
Royal Bank of Canada New York Branch
9/13/10 to 9/29/10	0.26 to 0.29 (d)	45,000	45,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Scotland PLC Connecticut Branch
9/9/10 to 9/20/10	0.50%	$ 351,000	$ 351,000
Skandinaviska Enskilda Banken New York Branch
10/13/10	0.37	80,000	80,000
Societe Generale
11/3/10 to 11/5/10	0.43 to 1.33 (d)	205,000	205,000
Sumitomo Mitsui Banking Corp.
10/5/10 to 12/10/10	0.30	152,000	152,000
Svenska Handelsbanken New York
9/15/10 to 2/24/11	0.27 to 0.54	406,000	406,005
Toronto-Dominion Bank
9/29/10	0.26 (d)	14,000	14,000
Toronto-Dominion Bank New York Branch
9/7/10 to 9/10/10	0.29 to 0.30 (d)	39,000	39,000
			5,564,006
TOTAL CERTIFICATES OF DEPOSIT			8,168,013
Commercial Paper - 17.3%

Abbott Laboratories
10/26/10	0.57 (d)	80,000	80,000
Banco Bilbao Vizcaya Argentaria SA (London Branch)
9/20/10 to 10/1/10	0.35	47,000	46,989
Commerzbank U.S. Finance, Inc.
10/22/10	0.60	105,000	104,911
Commonwealth Bank of Australia
12/2/10	0.35 (d)	26,000	26,000
9/7/10 to 12/2/10	0.27 to 0.58 (d)	110,000	109,971
Credit Suisse New York Branch
9/3/10	0.50	212,000	211,994
CVS Caremark Corp.
9/1/10	0.46 (d)	51,000	51,000
Dakota Notes (Citibank Credit Card Issuance Trust)
10/7/10	0.53	30,000	29,984
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Danske Corp.
11/5/10 to 11/15/10	0.33%	$ 104,000	$ 103,932
DnB NOR Bank ASA
1/5/11 to 2/7/11	0.40 to 0.62	69,000	68,868
Groupe BPCE
11/17/10	0.42	81,000	80,927
Hannover Funding Co. LLC
9/1/10 to 10/1/10	0.42 to 0.55	81,000	80,986
Intesa Funding LLC
9/9/10 to 9/16/10	0.30 to 0.35	121,000	120,989
Irish Republic
9/2/10 to 9/7/10	0.59 to 0.62	129,000	128,993
Landesbank Baden-Wuert
9/20/10	0.42	147,000	146,967
Landesbank Hessen-Thuringen
10/6/10	0.52	67,000	66,966
Natexis Banques Populaires U.S. Finance Co. LLC
10/19/10 to 12/1/10	0.50 to 0.60	178,000	177,833
Nationwide Building Society
11/18/10	0.40	21,000	20,982
Nordea North America, Inc.
11/4/10 to 3/1/11	0.35 to 0.45	92,000	91,889
Novartis Finance Corp.
1/18/11 to 2/23/11	0.30 to 0.36	60,000	59,911
Santander Finance, Inc.
9/28/10	0.36	70,000	69,981
Skandinaviska Enskilda Banken AB
9/1/10 to 11/3/10	0.35 to 0.45	120,000	119,962
Societe Generale North America, Inc.
10/19/10	0.51	210,000	209,857
Sumitomo Trust & Banking Co. Ltd. New York Branch
10/12/10 to 11/29/10	0.34 to 0.35	161,000	160,925
Svenska Handelsbanken, Inc.
9/10/10 to 10/15/10	0.41 to 0.50	142,000	141,939
UniCredito Italiano Bank (Ireland) PLC
9/1/10 to 10/4/10	0.42 to 0.55	271,000	270,944
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Westpac Banking Corp.
9/16/10	0.33% (d)	$ 107,000	$ 107,000
TOTAL COMMERCIAL PAPER			2,890,700
U.S. Government and Government Agency Obligations - 0.9%

Other Government Related - 0.9%
Bank of America NA (FDIC Guaranteed)
9/13/10	0.57 (c)(d)	86,000	86,000
Citibank NA (FDIC Guaranteed)
9/30/10	0.58 (c)(d)	44,000	44,000
General Electric Capital Corp. (FDIC Guaranteed)
3/11/11	0.46 (c)	23,500	23,664
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			153,664
Federal Agencies - 5.0%

Federal Home Loan Bank - 5.0%
9/12/10 to 11/24/10	0.18 to 0.52 (d)	832,000	831,700
U.S. Treasury Obligations - 6.5%

U.S. Treasury Bills - 5.7%
9/23/10 to 3/3/11	0.19 to 0.41	954,000	953,478
U.S. Treasury Notes - 0.8%
1/31/11	0.47 to 0.48	135,000	135,219
TOTAL U.S. TREASURY OBLIGATIONS			1,088,697
Bank Notes - 1.3%

Bank of America NA
9/7/10	0.52	210,000	210,000
Medium-Term Notes - 6.2%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Berkshire Hathaway, Inc.
11/10/10	0.39% (d)	$ 41,500	$ 41,500
BP Capital Markets PLC
9/11/10	0.67 (d)	59,242	59,242
Commonwealth Bank of Australia
9/7/10 to 9/14/10	0.33 to 0.35 (b)(d)	214,000	214,000
Metropolitan Life Global Funding I
10/1/10	1.68 (b)(d)	29,000	29,000
Metropolitan Life Insurance Co.
10/1/10	0.88 (d)(h)	45,000	45,000
Royal Bank of Canada
9/15/10 to 11/15/10	0.53 to 0.72 (b)(d)	351,000	351,000
Westpac Banking Corp.
9/23/10 to 11/12/10	0.29 to 0.54 (b)(d)	296,000	296,000
TOTAL MEDIUM-TERM NOTES			1,035,742
Municipal Securities - 2.0%

ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. Series 2000 A, VRDN
9/7/10	0.28 (d)(e)	15,000	15,000
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. Series 2002 A, VRDN
9/7/10	0.28 (d)(e)	19,995	19,995
Arizona Health Facilities Auth. Rev. Series 2008 A, VRDN
9/7/10	0.27 (d)	5,600	5,600
Austin Trust Various States Participating VRDN Series BA 08 1127
9/7/10	0.30 (d)(f)	16,420	16,420
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Series 2006 B, VRDN
9/7/10	0.28 (d)	12,600	12,600
California Hsg. Fin. Agcy. Rev. Series III 2001 E, VRDN
9/7/10	0.28 (d)(e)	27,330	27,330
Fort Myers Util. Sys. Rev. Series 2009, VRDN
9/7/10	0.31 (d)	15,000	15,000
Idaho Health Facilities Auth. Rev. Series 2009 A, VRDN
9/7/10	0.29 (d)	17,000	17,000
Illinois Fin. Auth. Poll. Cont. Rev. Series 2008 F, VRDN
9/7/10	0.26 (d)	10,100	10,100
Illinois Fin. Auth. Rev. Series 2009 D, VRDN
9/7/10	0.31 (d)	10,500	10,500
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Lake County Hosp. Facilities Rev. Series 2008 B, VRDN
9/7/10	0.27% (d)	$ 14,000	$ 14,000
Milpitas Multiple-family Rev. Series A, VRDN
9/7/10	0.28 (d)(e)	14,000	14,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3546
9/7/10	0.30 (d)(f)	11,300	11,300
New York Hsg. Fin. Agcy. Rev. Series 2005 A, VRDN
9/7/10	0.28 (d)(e)	66,500	66,500
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 I, VRDN
9/7/10	0.29 (d)(e)	16,400	16,400
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2008, VRDN
9/7/10	0.30 (d)	7,190	7,190
Riverside Elec. Rev. VRDN
9/7/10	0.30 (d)	30,315	30,315
Virginia Small Bus. Fing. Series 2006, VRDN
9/7/10	0.31 (d)	16,000	16,000
Washington Health Care Facilities Auth. Rev. Series 2008 B, VRDN
9/7/10	0.31 (d)	17,110	17,110
TOTAL MUNICIPAL SECURITIES		342,360
Repurchase Agreements - 15.1%
	Maturity Amount (000s)
In a joint trading account at 0.26% dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) #	$ 290,655	290,653
With:
Banc of America Securities LLC at 0.73%, dated 8/31/10 due 9/1/10 (Collateralized by Mortgage Loan Obligations valued at $480,609,746, 0.37% - 6.65%, 11/15/18 - 11/25/51)	445,009	445,000
Barclays Capital, Inc. at:
0.35%, dated 8/31/10 due 9/1/10 (Collateralized by Commercial Paper Obligations valued at $99,910,972, 11/9/10 - 11/22/10)	97,001	97,000
0.4%, dated 8/10/10 due 9/9/10 (Collateralized by Mortgage Loan Obligations valued at $13,696,154, 0.48% - 5.83%, 2/5/19 - 10/25/44)	13,004	13,000
0.5%, dated 8/16/10 due 9/16/10 (Collateralized by Equity Securities valued at $42,129,362)	39,017	39,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at:
0.55%, dated 8/16/10 due 9/16/10 (Collateralized by Corporate Obligations valued at $10,802,641, 1.78%, 10/17/16)	$ 10,005	$ 10,000
0.75%, dated 8/10/10 due 10/12/10 (Collateralized by Mortgage Loan Obligations valued at $27,962,264, 0.11% - 6.24%, 11/25/34 - 4/25/47)	26,034	26,000
1%, dated 8/24/10 due 8/24/11 (Collateralized by Mortgage Loan Obligations valued at $56,729,604, 0.15% - 6%, 9/15/21 - 2/12/51)	53,537	53,000
BNP Paribas Securities Corp. at 0.36%, dated 8/31/10 due 9/1/10 (Collateralized by Corporate Obligations valued at $31,500,315, 7.5%, 7/15/23)	30,000	30,000
Credit Suisse Securities (USA) LLC at 0.36%, dated 8/31/10 due 9/1/10 (Collateralized by Equity Securities valued at $238,689,097)	221,002	221,000
Deutsche Bank Securities, Inc. at:
0.24%, dated 8/17/10 due 11/15/10 (Collateralized by U.S. Government Obligations valued at $141,794,178, 2.68% - 7%, 3/1/17 - 12/1/47)	139,083	139,000
0.45%, dated:
8/4/10 due 9/7/10 (Collateralized by Mortgage Loan Obligations valued at $28,354,500, 0.76%- 9.25%, 3/15/16 - 6/1/56)	26,011	26,000
8/9/10 due 11/8/10 (Collateralized by Corporate Obligations valued at $13,629,969, 0% - 8.75%, 3/15/18 - 1/15/46)	13,015	13,000
8/16/10 due 11/16/10 (Collateralized by Corporate Obligations valued at $14,056,664, 0.51% - 14%, 12/15/10 - 1/15/67)	13,015	13,000
8/30/10 due 11/29/10 (Collateralized by Corporate Obligations valued at $28,080,703, 0.69% - 7.95%, 9/1/14 - 2/12/67)	26,030	26,000
0.48%, dated 8/10/10 due 9/10/10 (Collateralized by Corporate Obligations valued at:
$10,871,332, 8.35%, 3/15/16)	10,004	10,000
$5,510,312, 5% - 6.5%, 12/15/12 - 12/1/14)	5,002	5,000
0.5%, dated:
7/15/10 due 10/13/10 (Collateralized by Mortgage Loan Obligations valued at $29,392,122, 0.49%- 9.5%, 10/1/11 - 3/25/38)	27,034	27,000
7/20/10 due 10/18/10 (Collateralized by Corporate Obligations valued at $14,047,942, 0.44%- 13.5%, 8/20/13 - 6/1/56)	13,016	13,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
7/23/10 due 10/21/10 (Collateralized by Corporate Obligations valued at $28,838,593, 0.41%- 6.88%, 8/15/12 - 9/25/37)	$ 27,034	$ 27,000
7/27/10 due 10/25/10 (Collateralized by Mortgage Loan Obligations valued at $29,451,636, 0.76%- 1.24%, 9/25/37 - 11/18/39)	27,034	27,000
0.55%, dated:
6/23/10 due 9/21/10 (Collateralized by Corporate Obligations valued at $14,109,251, 0% - 9.25%, 3/2/11 - 6/1/56)	13,018	13,000
6/28/10 due 9/27/10 (Collateralized by Corporate Obligations valued at $28,909,223, 0.12% - 10.13%, 10/15/11 - 8/15/42)	27,038	27,000
6/30/10 due 10/1/10 (Collateralized by Corporate Obligations valued at $14,090,984, 0% - 11.75%, 9/15/12 - 6/1/56)	13,018	13,000
7/7/10 due 10/5/10 (Collateralized by Mortgage Loan Obligations valued at $30,496,111, 0.45% - 5.87%, 9/25/35 - 7/25/37)	27,037	27,000
Goldman Sachs & Co. at 0.33%, dated 8/26/10 due 9/2/10 (Collateralized by Certificates of Deposits valued at $48,412,542, 0%, 9/13/10) (d)(g)	47,003	47,000
ING Financial Markets LLC at:
0.28%, dated 9/2/10 due 3/1/11 (Collateralized by U.S. Government Obligations valued at $14,422,509, 0.53% - 0.69%, 7/15/36 - 8/15/36)	14,020	14,000
0.37%, dated 8/23/10 due 9/22/10 (Collateralized by Corporate Obligations valued at $9,452,352, 3.4%- 7.98%, 8/19/13 - 2/7/38)	9,003	9,000
0.39%, dated 8/9/10 due 9/8/10 (Collateralized by Corporate Obligations valued at $7,355,289, 7.9%, 11/1/18)	7,002	7,000
J.P. Morgan Securities, Inc.:
at:
0.33%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations valued at $80,344,633, 0% - 6.41%, 7/20/31 - 8/20/40)	78,001	78,000
0.65%, dated 7/26/10 due 9/27/10 (Collateralized by Corporate Obligations valued at $15,761,871, 1.24%, 11/14/12)	15,017	15,000
0.73%, dated 8/31/10 due 9/1/10 (Collateralized by Corporate Obligations valued at $1,053,760, 1.24%, 11/14/12)	1,000	1,000
0.43%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Treasury Obligations valued at $363,079,455, 0% - 5.6%, 11/10/10 - 11/25/39)	350,004	350,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Co. at:
0.46%, dated 8/25/10 due 9/29/10 (Collateralized by Mortgage Loan Obligations valued at $49,473,766, 0.63% - 0.78%, 1/25/35 - 11/25/35)	$ 46,021	$ 46,000
0.86%, dated 5/25/10 due 11/24/10 (Collateralized by Corporate Obligations valued at $20,975,899, 1.75%- 8%, 12/1/11 - 9/15/26)	15,066	15,000
RBS Securities, Inc. at:
0.67%, dated 8/18/10 due 9/17/10 (Collateralized by Corporate Obligations valued at $88,948,095, 0.48%- 6.31%, 6/15/16 - 12/10/49)	84,047	84,000
0.79%, dated 8/5/10 due 8/5/11 (Collateralized by Mortgage Loan Obligations valued at $56,160,032, 0.41%- 2.81%, 6/25/35 - 1/25/37) (d)(g)	52,417	52,000
UBS Securities LLC at:
0.4%, dated 8/27/10 due 11/29/10 (Collateralized by Corporate Obligations valued at $10,500,897, 3.88%- 8.75%, 10/1/10 - 6/15/37)	10,010	10,000
0.44%, dated 8/16/10 due 11/15/10 (Collateralized by Corporate Obligations valued at $21,006,309, 0.01%, 7/25/18)	20,022	20,000
0.45%, dated 8/19/10 due 11/17/10 (Collateralized by Corporate Obligations valued at $10,803,187, 3.38%- 11.88%, 4/1/12 - 8/15/26)	10,011	10,000
0.5%, dated:
8/9/10 due 11/8/10 (Collateralized by Corporate Obligations valued at $27,310,088, 0.01% - 0.1%, 7/25/18 - 1/15/20)	26,033	26,000
8/10/10 due 11/8/10 (Collateralized by Corporate Obligations valued at $8,405,559, 5.85%- 7.13%, 7/15/28 - 8/18/35)	8,010	8,000
0.53%, dated 8/4/10 due 11/2/10 (Collateralized by Corporate Obligations valued at $10,807,981, 5.13%- 11.5%, 10/1/10 - 2/15/15)	10,013	10,000
0.58%, dated 7/29/10 due 10/27/10 (Collateralized by Corporate Obligations valued at $22,692,009, 4.88%- 7.63%, 4/28/13 - 2/1/19)	21,030	21,000
0.66%, dated 7/12/10 due 10/8/10 (Collateralized by Corporate Obligations valued at $16,816,271, 0.01%- 0.03%, 7/25/18 - 10/15/19)	16,026	16,000
0.68%, dated 6/14/10 due 9/13/10 (Collateralized by Corporate Obligations valued at $34,616,203, 0.75%- 11.88%, 8/17/11 - 1/10/39)	32,055	32,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Securities LLC at:
0.71%, dated 7/12/10 due 10/8/10 (Collateralized by Corporate Obligations valued at $10,814,430, 0.77%, 4/15/22)	$ 10,017	$ 10,000
Wells Fargo Securities, LLC at 0.58%, dated 7/7/10 due 10/7/10 (Collateralized by Commercial Paper Obligations valued at $15,463,940, 11/1/10)	15,022	15,000
TOTAL REPURCHASE AGREEMENTS		2,526,653
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $17,272,529)		17,272,529
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(557,667)
NET ASSETS - 100%		$ 16,714,862
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $890,000,000 or 5.3% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $153,664,000 or 0.9% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,000,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.88%, 10/1/10	3/26/02	$ 45,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$290,653,000 due 9/01/10 at 0.26%
BNP Paribas Securities Corp.	$ 38,350
Bank of America NA	86,949
Barclays Capital, Inc.	10,092
Citibank NA	1,553
Citigroup Global Markets, Inc.	12,421
Credit Agricole Securities (USA) Inc.	12,421
Deutsche Bank Securities, Inc.	19,944
Goldman, Sachs & Co.	3,105
HSBC Securities (USA), Inc.	21,737
J.P. Morgan Securities, Inc.	24,842
Morgan Stanley & Co., Inc.	5,983
RBC Capital Markets Corp.	3,261
RBS Securities, Inc.	6,211
Societe Generale, New York Branch	15,526
UBS Securities LLC	11,800
Wells Fargo Securities LLC	16,458
$ 290,653
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	August 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $2,526,653) - See accompanying schedule: Unaffiliated issuers (cost $17,272,529)		$ 17,272,529
Cash		388
Receivable for fund shares sold		33,776
Interest receivable		7,486
Other receivables		258
Total assets		17,314,437

Liabilities
Payable for investments purchased	$ 550,745
Payable for fund shares redeemed	42,242
Accrued management fee	6,326
Other affiliated payables	2
Other payables and accrued expenses	260
Total liabilities		599,575

Net Assets		$ 16,714,862
Net Assets consist of:
Paid in capital		$ 16,714,856
Accumulated undistributed net realized gain (loss) on investments		6
Net Assets, for 16,713,439 shares outstanding		$ 16,714,862
Net Asset Value, offering price and redemption price per share ($16,714,862 ÷ 16,713,439 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended August 31, 2010

Investment Income
Interest		$ 81,854

Expenses
Management fee	$ 72,388
Independent trustees' compensation	64
Interest	2
Miscellaneous	317
Total expenses before reductions	72,771
Expense reductions	(851)	71,920
Net investment income		9,934
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		119
Net increase in net assets resulting from operations		$ 10,053

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2010	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,934	$ 261,362
Net realized gain (loss)	119	3,741
Net increase in net assets resulting from operations	10,053	265,103
Distributions to shareholders from net investment income	(9,930)	(261,370)
Distributions to shareholders from net realized gain	(2,284)	-
Total distributions	(12,214)	(261,370)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	8,813,994	13,450,269
Reinvestment of distributions	12,205	261,277
Cost of shares redeemed	(10,156,351)	(11,958,023)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,330,152)	1,753,523
Total increase (decrease) in net assets	(1,332,313)	1,757,256

Net Assets
Beginning of period	18,047,175	16,289,919
End of period	$ 16,714,862	$ 18,047,175

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended August 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.015	.037	.050	.042
Net realized and unrealized gain (loss)	-C	-	-	-	-
Total from investment operations	.001	.015	.037	.050	.042
Distributions from net investment income	(.001)	(.015)	(.037)	(.050)	(.042)
Distributions from net realized gain	-C	-	-	-	-
Total distributions	(.001)	(.015)	(.037)	(.050)	(.042)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.07%	1.46%	3.72%	5.15%	4.32%
Ratios to Average Net AssetsB
Expenses before reductions	.42%	.45%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%	.45%	.42%	.42%	.42%
Expenses net of all reductions	.42%	.45%	.40%	.39%	.40%
Net investment income	.06%	1.43%	3.66%	5.03%	4.24%
Supplemental Data
Net assets, end of period (in millions)	$ 16,715	$ 18,047	$ 16,290	$ 16,057	$ 16,609

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Retirement Money Market Portfolio (the Fund) is a fund of Fidelity Money Market Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

2. Significant Accounting Policies - continued

Expenses - continued

The Fund participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. The Fund paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through September 18, 2009. The expense was borne by the Fund without regard to any expense limitation in effect for the Fund.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of August 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -

Tax Cost	$ 17,272,529

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 421
Net unrealized appreciation (depreciation)	$ -

The tax character of distributions paid was as follows:

	August 31, 2010	August 31, 2009
Ordinary Income	$ 12,214	$ 261,370

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering

Annual Report

3. Operating Policies - continued

Reverse Repurchase Agreements - continued

the security or in gaining access to the collateral. The average daily balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $60,226. The weighted average interest rate was 0.06% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver is $851.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Money Market Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Retirement Money Market Portfolio (a fund of Fidelity Money Market Trust) at August 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Retirement Money Market Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 13, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Annual Report

Trustees and Officers - continued

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (46)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds and Executive Vice President of Fidelity Investments Money Management, Inc. (2010-
present). Mr. Brown also serves as President, Money Market Group of FMR (2010-present), Managing Director of Research, Director of Fidelity Management & Research (U.K.) Inc. (2008-present) and is an employee of Fidelity Investments.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008- present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006- 2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (42)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 12.47% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $2,044,691 of distributions paid during the period January 1, 2010 to August 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

RMM-ANN-1010
1.768778.108

Item 2. Code of Ethics

As of the end of the period, August 31, 2010, Fidelity Money Market Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Retirement Government Money Market Portfolio and Retirement Money Market Portfolio (the "Funds"):

Services Billed by PwC

August 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Retirement Government Money Market Portfolio	$53,000	$-	$2,000	$3,700
Retirement Money Market Portfolio	$73,000	$-	$2,000	$9,600

August 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Retirement Government Money Market Portfolio	$58,000	$-	$2,000	$5,400
Retirement Money Market Portfolio	$88,000	$-	$2,000	$15,400

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	August 31, 2010A	August 31, 2009A
Audit-Related Fees	$2,130,000	$3,015,000
Tax Fees	$-	$2,000
All Other Fees	$510,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2010 A	August 31, 2009 A
PwC	$5,150,000	$3,895,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 20, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 20, 2010